Critical accounting judgments - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Estimates And Judgments [Line Items]
Net loss attributable to ordinary shareholders	$ 30,426	$ 45,118
Net cash used in operating activities	9,764	36,983
Cash and cash equivalents	142,144	$ 144,610	$ 102,707	$ 40,172
The Term Loan And The Convertible Loan A1 And A2 | The Loan tranches A1 and A2 [Member]
Significant Accounting Estimates And Judgments [Line Items]
Borowing facilities maximum borrowing capacity	50,000
The Term Loan And The Convertible Loan B | The Loan tranches B [Member]
Significant Accounting Estimates And Judgments [Line Items]
Borowing facilities maximum borrowing capacity	$ 25,000